Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, segregated by fair value hierarchy level.

	DECEMBER 31, 2012
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$1,784.6	$–	$–	$–	$1,784.6
Obligations of States and Political Subdivisions	–	14.1	–	–	14.1
Government Sponsored Agency	–	18,638.8	–	–	18,638.8
Corporate Debt	–	2,618.4	–	–	2,618.4
Covered Bonds	–	1,748.0	–	–	1,748.0
Supranational Bonds	–	1,060.7	–	–	1,060.7
Residential Mortgage-Backed	–	92.0	–	–	92.0
Other Asset-Backed	–	2,283.9	–	–	2,283.9
Auction Rate	–	–	97.8	–	97.8
Other	–	305.2	–	–	305.2

Total Available for Sale	1,784.6	26,761.1	97.8	–	28,643.5

Trading Account	–	8.0	–	–	8.0

Total Available for Sale and Trading Securities	1,784.6	26,769.1	97.8	–	28,651.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	1,756.6	–	–	1,756.6
Interest Rate Swaps	–	310.3	–	–	310.3

Total Derivatives	–	2,066.9	–	(1,101.1)	965.8

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	1,772.7	–	–	1,772.7
Interest Rate Swaps	–	249.3	–	–	249.3
Credit Default Swaps	–	1.0	–	–	1.0

Total Derivatives	–	2,023.0	–	(1,407.5)	615.5

Contingent Consideration	–	–	50.1	–	50.1

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2012, derivative assets and liabilities shown above also include reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$4,029.4	$–	$–	$–	$4,029.4
Obligations of States and Political Subdivisions	–	15.8	–	–	15.8
Government Sponsored Agency	–	16,771.4	–	–	16,771.4
Corporate Debt	–	2,676.7	–	–	2,676.7
Covered Bonds	–	754.9	–	–	754.9
Non-U.S. Government	–	173.7	–	–	173.7
Supranational Bonds	–	972.1	–	–	972.1
Residential Mortgage-Backed	–	163.8	–	–	163.8
Other Asset-Backed	–	1,604.8	–	–	1,604.8
Certificates of Deposit	–	2,418.1	–	–	2,418.1
Auction Rate	–	–	178.3	–	178.3
Other	–	433.5	–	–	433.5

Total Available for Sale	4,029.4	25,984.8	178.3	–	30,192.5

Trading Account	–	8.0	–	–	8.0

Total Available for Sale and Trading Securities	4,029.4	25,992.8	178.3	–	30,200.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	3,087.3	–	–	3,087.3
Interest Rate Swaps	–	338.3	–	–	338.3
Credit Default Swaps	–	0.7	–	–	0.7

Total Derivatives	–	3,426.3	–	(2,243.7)	1,182.6

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	2,991.6	–	–	2,991.6
Interest Rate Swaps	–	231.9	–	–	231.9
Credit Default Swaps	–	0.1	–	–	0.1

Total Derivatives	–	3,223.6	–	(2,281.0)	942.6

Contingent Consideration	–	–	56.8	–	56.8

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

Changes in Level 3 Assets

The following tables present the changes in Level 3 assets and liabilities for the years ended December 31, 2012 and 2011.

LEVEL 3 ASSETS	AUCTION RATE SECURITIES
(In Millions)	2012	2011
Fair Value at January 1	$178.3	$367.8
Total Gains and (Losses):
Included in Earnings(1)	(21.6)	10.7
Included in Other Comprehensive Income(2)	6.4	(19.0)
Purchases, Issuances, Sales, and Settlements:
Sales	(54.7)	(1.5)
Settlements	(10.6)	(179.7)

Fair Value at December 31	$97.8	$178.3

(1) Realized losses for the year ended December 31, 2012 of $21.6 million include $20.8 million of losses from sales of securities and $1.6 million of impairment losses, partially offset by $0.8 million of gains from redemptions by issuers. Realized gains for the year ended December 31, 2011 of $10.7 million include $10.6 million from redemptions by issuers and $0.1 million from sales of securities. Gains on redemptions are recorded in interest income and sales and impairment losses are recorded in investment security gains (losses), net, within the consolidated statement of income.

(2) Unrealized losses related to auction rate securities are included in net unrealized gains on securities available for sale, within the consolidated statement of comprehensive income.

Changes in Level 3 Liabilities

LEVEL 3 LIABILITIES	OTHER LIABILITIES
(In Millions)	2012	2011
Fair Value at January 1	$56.8	$23.1
Total (Gains) and Losses:
Included in Earnings(1)	2.0	(0.1)
Included in Other Comprehensive Income(2)	(0.5)	–
Purchases, Issuances, Sales, and Settlements:
Purchases	–	56.9
Settlements	(8.2)	(23.1)

Fair Value at December 31	$50.1	$56.8
Unrealized (Gains) Losses Included in Earnings Related to Financial Instruments Held at December 31(1)	$4.8	$(0.1)

(1) Gains (losses) are recorded in other operating income (expense) within the consolidated statement of income.

(2) Unrealized foreign currency related losses on contingent consideration liabilities are included in foreign currency translation adjustments, within the consolidated statement of comprehensive income.

Note: Other liabilities balances in 2012 and 2011 relate to contingent consideration liabilities, as well as a Visa indemnification liability within the 2011 opening and settlement balances. As of December 31, 2011, the Visa indemnification liability had been eliminated in its entirety.

Assets Measure at Fair Value on Nonrecurring Basis

The following provides information regarding those assets measured at fair value on a nonrecurring basis at December 31, 2012 and 2011, segregated by fair value hierarchy level.

(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL FAIR VALUE
December 31, 2012
Loans(1)	$–	$–	$35.0	$35.0
Other Real Estate Owned(2)	–	–	2.3	2.3

Total Assets at Fair Value	$–	$–	$37.3	$37.3
December 31, 2011

Loans(1)	$–	$–	$64.3	$64.3
Other Real Estate Owned(2)	–	–	3.8	3.8

Total Assets at Fair Value	$–	$–	$68.1	$68.1

(1) In accordance with Accounting Standard Codification (ASC) Subtopic 310-10, Northern Trust recorded individually impaired loans at fair value and, for the years ended December 31, 2012 and 2011, respectively, reduced by $8.5 million and increased by $11.3 million the level of specific allowances on these loans.

(2) In accordance with ASC Subtopics 310-40 and 360-10, Northern Trust recorded Other Real Estate Owned (OREO) at fair value and subsequently charged $0.8 million and $1.5 million through other operating expenses during the years ended December 31, 2012 and 2011, respectively, to reduce the fair values of these OREO properties.

Book and Fair Values of Financial Instruments

The following tables summarize the fair values of financial instruments.

	DECEMBER 31, 2012
(In Millions)	BOOK VALUE	TOTAL FAIR VALUE	FAIR VALUE
			LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$3,752.7	$3,752.7	$3,752.7	$–	$–
Federal Funds Sold and Resell Agreements	60.8	60.8	–	60.8	–
Interest-Bearing Deposits with Banks	18,803.5	18,803.5	–	18,803.5	–
Federal Reserve Deposits and Other Interest-Bearing	7,619.7	7,619.7	–	7,619.7	–
Securities
Available for Sale (Note)	28,643.5	28,643.5	1,784.6	26,761.1	97.8
Held to Maturity	2,382.0	2,394.8	–	2,394.8	–
Trading Account	8.0	8.0	–	8.0	–
Loans (excluding Leases)
Held for Investment	28,165.4	28,220.2	–	–	28,220.2
Held for Sale	11.7	11.7	–	–	11.7
Client Security Settlement Receivables	2,049.1	2,049.1	–	2,049.1	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6	197.6	–	197.6	–
Community Development Investments	253.2	275.1	–	275.1	–
Employee Benefit and Deferred Compensation	121.3	126.1	86.7	39.4	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$39,221.5	$39,221.5	$39,221.5	$–	$–
Savings Certificates and Other Time	2,466.1	2,476.7	–	2,476.7	–
Non-U.S. Offices Interest-Bearing	39,720.2	39,720.2	–	39,720.2	–
Federal Funds Purchased	780.2	780.2	–	780.2	–
Securities Sold under Agreements to Repurchase	699.8	699.8	–	699.8	–
Other Borrowings	367.4	367.4	–	367.4	–
Senior Notes	2,405.8	2,513.4	–	2,513.4	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,045.4	1,065.3	–	1,065.3	–
Federal Home Loan Bank Borrowings	335.0	345.4	–	345.4	–
Floating Rate Capital Debt	277.0	228.0	–	228.0	–
Other Liabilities
Standby Letters of Credit	60.5	60.5	–	–	60.5
Contingent Consideration	50.1	50.1	–	–	50.1
Loan Commitments	38.9	38.9	–	–	38.9
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$21.3	$21.3	$–	$21.3	$–
Liabilities	42.3	42.3	–	42.3	–
Interest Rate Swaps
Assets	129.7	129.7	–	129.7	–
Liabilities	75.3	75.3	–	75.3	–
Credit Default Swaps
Liabilities	1.0	1.0	–	1.0	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	1,735.3	1,735.3	–	1,735.3	–
Liabilities	1,730.4	1,730.4	–	1,730.4	–
Interest Rate Swaps
Assets	180.6	180.6	–	180.6	–
Liabilities	174.0	174.0	–	174.0	–

Note: Refer to the table located on page 76 for the disaggregation of available for sale securities.

	DECEMBER 31, 2011
(In Millions)	BOOK VALUE	TOTAL FAIR VALUE	FAIR VALUE
			LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$4,315.3	$4,315.3	$4,315.3	$–	$–
Federal Funds Sold and Resell Agreements	121.3	121.3	–	121.3	–
Interest-Bearing Deposits with Banks	16,696.4	16,696.4	–	16,696.4	–
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	13,448.6	–	13,448.6	–
Securities
Available for Sale (Note)	30,192.5	30,192.5	4,029.4	25,984.8	178.3
Held to Maturity	799.2	817.1	–	817.1	–
Trading Account	8.0	8.0	–	8.0	–
Loans (excluding Leases)
Held for Investment	27,782.7	27,913.7	–	–	27,913.7
Held for Sale	9.3	9.3	–	–	9.3
Client Security Settlement Receivables	778.3	778.3	–	778.3	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	172.9	–	172.9	–
Community Development Investments	290.8	319.9	–	319.9	–
Employee Benefit and Deferred Compensation	106.5	117.3	82.4	34.9	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$43,751.2	$43,751.2	$43,751.2	$–	$–
Savings Certificates and Other Time	3,058.3	3,065.5	–	3,065.5	–
Non-U.S. Offices Interest-Bearing	35,868.0	35,868.0	–	35,868.0	–
Federal Funds Purchased	815.3	815.3	–	815.3	–
Securities Sold under Agreements to Repurchase	1,198.8	1,198.8	–	1,198.8	–
Other Borrowings	931.5	931.5	–	931.5	–
Senior Notes	2,126.7	2,197.3	–	2,197.3	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,033.4	1,040.0	–	1,040.0	–
Federal Home Loan Bank Borrowings	1,055.0	1,082.1	–	1,082.1	–
Floating Rate Capital Debt	276.9	211.6	–	211.6	–
Other Liabilities
Standby Letters of Credit	61.3	61.3	–	–	61.3
Contingent Consideration	56.8	56.8	–	–	56.8
Loan Commitments	45.5	45.5	–	–	45.5
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$25.2	$25.2	$–	$25.2	$–
Liabilities	31.8	31.8	–	31.8	–
Interest Rate Swaps
Assets	149.6	149.6	–	149.6	–
Liabilities	47.3	47.3	–	47.3	–
Credit Default Swaps
Assets	0.7	0.7	–	0.7	–
Liabilities	0.1	0.1	–	0.1	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	3,062.1	3,062.1	–	3,062.1	–
Liabilities	2,959.8	2,959.8	–	2,959.8	–
Interest Rate Swaps
Assets	188.7	188.7	–	188.7	–
Liabilities	184.6	184.6	–	184.6	–

Note: Refer to the table located on page 77 for the disaggregation of available for sale securities.

Fair Value, Measurements, Recurring
Valuation Techniques, Significant Unobservable Inputs, and Quantitative Information

The following presents the fair values of, and the valuation techniques, significant unobservable inputs, and quantitative information used to develop significant unobservable inputs for, Northern Trust’s Level 3 assets and liabilities as of December 31, 2012.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF LIVES AND RATES
Auction Rate Securities	$97.8 million	Discounted Cash Flow	Remaining lives Discount rates	1.8 – 8.6 years 0.3% – 7.7%
Contingent Consideration	$50.1 million	Discounted Cash Flow	Discount rate Business growth rates	10.5% 19% – 35%

Fair Value, Measurements, Nonrecurring
Valuation Techniques, Significant Unobservable Inputs, and Quantitative Information

The following table provides the fair value of, and the valuation technique, significant unobservable inputs, and quantitative information used to develop the significant unobservable inputs for, Northern Trust’s Level 3 assets that were measured at fair value on a nonrecurring basis as of December 31, 2012.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF DISCOUNTS APPLIED
Loans	$35.0 million	Market Approach	Discount to reflect realizable value	15% – 40%
OREO	$2.3 million	Market Approach	Discount to reflect realizable value	15% – 40%